Provisions - Summary of Provisions Reconciliation (Detail) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Disclosure of other provisions [line items]
Beginning balance	£ 558	£ 700
Re-allocation of ECL on undrawn exposures	50
Balance on January 1 2018	608
Additional provisions	75	181
Provisions released	(32)
Utilisation	(147)	(295)
Transfers		9
Ending balance	504	595
PPI [member]
Disclosure of other provisions [line items]
Beginning balance	356	457
Balance on January 1 2018	356
Additional provisions		69
Utilisation	(55)	(121)
Ending balance	301	405
Wealth and Investment [member]
Disclosure of other provisions [line items]
Beginning balance	3	22
Balance on January 1 2018	3
Provisions released	(3)
Utilisation		(27)
Transfers		9
Ending balance		4
Other products [member]
Disclosure of other provisions [line items]
Beginning balance	44	14
Balance on January 1 2018	44
Additional provisions		35
Provisions released	(11)
Utilisation	(2)	(2)
Ending balance	31	47
Regulatory-Related [member]
Disclosure of other provisions [line items]
Beginning balance	57	96
Balance on January 1 2018	57
Additional provisions		2
Provisions released	(4)
Utilisation	(37)	(53)
Ending balance	16	45
Vacant Property [member]
Disclosure of other provisions [line items]
Beginning balance	39	47
Balance on January 1 2018	39
Additional provisions	11	6
Utilisation	(7)	(5)
Ending balance	43	48
Miscellaneous other provisions [member]
Disclosure of other provisions [line items]
Beginning balance	59	64
Re-allocation of ECL on undrawn exposures	50
Balance on January 1 2018	109
Additional provisions	64	69
Provisions released	(14)
Utilisation	(46)	(87)
Ending balance	£ 113	£ 46